Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss from continuing operations	$ (5,970,904)	$ (10,599,807)	$ (15,303,402)	$ (33,469,830)
Net loss from discontinued operations, net of tax	(294,000)	(1,255,654)	70,024	(22,174,305)
Net loss	(6,264,904)	(11,855,461)	(15,303,402)	(55,644,135)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	395,849	586,750		206,246
Amortization of loan costs	5,438
Amortization of warrant and debt discount	196,778
Amortization of prepaid stock issued for services	86,000
Change in fair value of convertible debenture	678,037
Accrued interest on convertible debenture	130,192
Deferred tax expense	18,483	698		1,172
Stock-based compensation expense	319,664	2,245,526	2,486,151	1,656,674
Non-cash lease expense	(9,718)
Commitment fee expense				23,301,206
Gain on disposal of equipment		(480)
Goodwill and intangible asset impairment expenses		4,726,000
Write-off of amounts related to acquisition of FourCubed		4,726,000
Advisory expenses in exchange for warrant				2,001,677
Changes in assets and liabilities
Accounts receivable	(583,998)	(21,873)		(175,645)
Unbilled receivable	(148,234)	(20,375)
Deferred prize expense	(2,299,118)
Contract assets	150,514	72,509		127,424
Prepaid expenses and other current assets	(524,975)	(122,329)		(203,585)
Other long-term assets
Accrued expenses and other current liabilities				798,026
Accounts payable and accrued expenses	240,082	(107,475)
Other long-term liabilities				(98,360)
Contract liabilities	3,466,553	(256,313)
Customer deposits and other current liabilities	(7,848,153)
Net cash (used for) operating activities – continuing operations	(11,991,510)	(4,752,823)	(6,510,965)	(5,854,995)
Net cash provided by (used for) operating activities - discontinued operations	(53,000)	818,355	533,133	(215,879)
Net cash (used for) operating activities	(12,044,510)	(3,934,468)		(6,070,874)
Investing activities
Capital expenditures for equipment	(10,978)	(7,919)		(58,807)
Capital expenditures for internally developed software	(457,366)	(69,116)		(201,436)
Investment in Quintar				(200,000)
Proceeds from sale of equipment		4,993
Cash and restricted cash acquired in SportsHub Gaming Network Merger
Payments relating to the acquisition of FourCubed		(441,523)		(5,883,477)
Net cash used for investing activities - continuing operations	(468,344)	(524,008)		(6,343,720)
Net cash used for investing activities – discontinued operations		(10,443)		1,932,000
Net cash used for investing activities	(468,344)	(513,565)		(4,411,720)
Financing activities
Collection of stock subscription				5,266
Proceeds from convertible debenture	4,000,000
Proceeds from debt		3,250,000
Proceeds from line of credit	879,349
Repayments of debt	(503,293)	(248,598)
Payments of debt issue costs	(7,500)	(25,431)
Net advances to and proceeds from Affiliate				(190,155)
Proceeds from issuance of Series B preferred stock				6,000,000
Proceeds from issuance of ordinary shares, prefunded warrants and regular warrants, net of issuance costs				9,838,711
Proceeds from the exercise of stock options				24,263
Net cash generated by financing activities - continuing operations				15,678,085
Net cash generated by financing activities - discontinued operations
Net cash generated by financing activities - continuing operations	4,368,556	2,975,971		15,678,085
Net change in cash and restricted cash	(8,144,298)	(1,482,505)		5,195,491
Cash and restricted cash, beginning of year	51,105,486	7,780,671	7,780,671	2,585,180
Less cash from discontinued operations	301,000	1,276,129		1,715,210
Cash and restricted cash, end of year			51,105,486	7,780,671
Reconciliation of Cash and Restricted Cash
Cash	31,874,620	5,022,037	39,324,529	6,065,461
Restricted cash	10,785,568		11,132,957
Total cash and restricted cash	42,660,188	5,022,037	50,457,486	6,065,461
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	286,898	50,671
Cash paid for taxes	63,934	19,916
Extension of maturity of operating lease liability	77,742
Non-cash financing activities
Issuance of ordinary shares in MTS Merger				22,110,032
Issuance of ordinary shares in FourCubed Acquisition				1,606,602
Issuance of ordinary shares in SportsHub Gaming Network Merger
Issuance of ordinary shares for advisory services
Consideration due for FourCubed Acquisition				691,523
Series A Preferred Stock discount accretion				373,560
Series A Preferred Stock dividend accretion				91,192
Dividends on Series A Preferred Stock in common stock				94,700
Issuance of Series A-1 preferred stock in ordinary shares				1,729,101
Issuance of Series A-1 preferred stock in exchange for commitment fee				4,766,727
Issuance of Series B preferred stock in exchange for commitment fee				25,111,479
Dividends on Series B preferred stock in Series A-1 preferred stock	1,648	7,784		315,632
Conversion of Series A-1 preferred stock into ordinary shares				6,495,828
Conversion of Series B preferred stock into ordinary shares				24,262,771
Dividend due to forgiveness of MTS intercompany loan
Deemed dividend on Series B preferred stock	48,633
Discount on convertible debenture and purchase warrant	1,574,229
Cash and restricted cash, beginning of period	51,105,486	7,780,671	7,780,671
Cash and restricted cash, end of period	$ 42,660,188	$ 5,022,037	51,105,486	$ 7,780,671
Previously Reported [Member]
Operating activities
Net loss from continuing operations			(15,303,402)
Net loss from discontinued operations, net of tax			70,024
Net loss			(15,233,378)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization			1,165,517
Amortization of loan costs			8,073
Amortization of prepaid stock issued for services			43,000
Change in fair value of convertible debenture
Deferred tax expense			625
Stock-based compensation expense			2,486,151
Commitment fee expense
Gain on disposal of equipment			2,594
Goodwill and intangible asset impairment expenses			4,726,000
Write-off of amounts related to acquisition of FourCubed			(303,523)
Advisory expenses in exchange for warrant
Changes in assets and liabilities
Accounts receivable			319,737
Unbilled receivable
Deferred prize expense
Contract assets			(71,203)
Prepaid expenses and other current assets			1,068,832
Other long-term assets
Accrued expenses and other current liabilities			1,012,947
Other long-term liabilities
Contract liabilities			(1,715,892)
Customer deposits and other current liabilities
Net cash (used for) operating activities – continuing operations			(6,490,519)
Net cash provided by (used for) operating activities - discontinued operations			553,133
Net cash (used for) operating activities			(5,937,386)
Investing activities
Capital expenditures for equipment			(25,707)
Capital expenditures for internally developed software			(137,565)
Investment in Quintar
Proceeds from sale of equipment			4,493
Cash and restricted cash acquired in SportsHub Gaming Network Merger			48,859,270
Payments relating to the acquisition of FourCubed			(388,000)
Net cash used for investing activities - continuing operations			48,312,491
Net cash used for investing activities – discontinued operations			(10,423)
Net cash used for investing activities			48,302,068
Financing activities
Collection of stock subscription
Proceeds from debt			3,250,000
Repayments of debt			(549,225)
Payments of debt issue costs			(25,432)
Net advances to and proceeds from Affiliate
Proceeds from issuance of Series B preferred stock
Proceeds from issuance of ordinary shares, prefunded warrants and regular warrants, net of issuance costs
Proceeds from the exercise of stock options
Net cash generated by financing activities - continuing operations			2,675,343
Net cash generated by financing activities - discontinued operations
Net cash generated by financing activities - continuing operations			2,675,343
Net change in cash and restricted cash			45,040,025
Less cash from discontinued operations			648,000
Reconciliation of Cash and Restricted Cash
Cash			39,324,529
Restricted cash			11,132,957
Total cash and restricted cash			50,457,486
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest			109,165
Cash paid for taxes			19,916
Non-cash financing activities
Issuance of ordinary shares in MTS Merger
Issuance of ordinary shares in FourCubed Acquisition
Issuance of ordinary shares in SportsHub Gaming Network Merger			1,370,287
Issuance of ordinary shares for advisory services			172,000
Consideration due for FourCubed Acquisition
Series A Preferred Stock discount accretion
Series A Preferred Stock dividend accretion
Dividends on Series A Preferred Stock in common stock
Issuance of Series A-1 preferred stock in ordinary shares
Issuance of Series A-1 preferred stock in exchange for commitment fee
Issuance of Series B preferred stock in exchange for commitment fee
Dividends on Series B preferred stock in Series A-1 preferred stock			8,862
Conversion of Series A-1 preferred stock into ordinary shares
Conversion of Series B preferred stock into ordinary shares
Dividend due to forgiveness of MTS intercompany loan			$ 2,039,000